INCOME TAXES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Provision for income taxes from discontinued operation	$ 3.4	$ 1.4	$ 36.8
Cash paid for income taxes, net of amounts refunded	181.7	127.5	163.7
Undistributed earnings of foreign subsidiaries indefinitely invested	85.7
Deferred income taxes that would have been provided If the pre-2004 earnings were not considered indefinitely invested	5.7
Deferred tax asset valuation allowance	102.5	92.8
Unrecognized tax benefits	24.2	25.1
Unrecognized tax benefits, interest and penalties	4.5	5.2
Unrecognized tax benefits that would have affected the effective tax rate	20.6	18.9
Unrecognized Tax Benefits That Would Impact Effective Tax Rate Income Tax Penalties and Interest Accrued	4.1	4.5
Gross unrecognized tax benefit balance, change within the next twelve months, upper limit	11.4
Foreign Earnings Repatriated under American Jobs Creation Act of 2004, Repatriated Earnings	48.3
Domestic Country | Begin expiring in 2017
Income Taxes [Line Items]
Tax credit carryforward	0.6
Foreign Country
Income Taxes [Line Items]
Operating loss carryforwards	335.0
Deferred tax asset related to net operating loss and capital loss carryforwards	107.3
Tax credit carryforward	54.2
Deferred tax asset valuation allowance	100.0
Foreign Country | Expire at various times between 2013 and 2029
Income Taxes [Line Items]
Operating loss carryforwards	26.8
Foreign Country | Net Operating Loss, Indefinite Life
Income Taxes [Line Items]
Operating loss carryforwards	308.2
Foreign Country | Capital Loss Indefinite Life
Income Taxes [Line Items]
Capital loss carryforwards	20.0
Foreign Country | Expiring In 2022 [Member]
Income Taxes [Line Items]
Tax credit carryforward	5.9
United States Federal [Member] | Expire at various times between 2013 and 2029
Income Taxes [Line Items]
Operating loss carryforwards	$ 82.2